Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by/(used for) operating activities	¥ 105,801	$ 15,131	¥ 2,110,057	¥ 3,351,600
Net cash provided by investing activities	(327,435)	(46,822)	(2,444,870)	(1,739,515)
Net cash used for financing activities	1,064,434	152,213	(1,370,121)	(4,285,072)
Effect of exchange rate changes on cash and cash equivalents	(55,393)	(7,924)	14,657	92,039
Net increase/(decrease) in cash, cash equivalents and restricted cash	787,407	112,598	(1,690,277)	(2,580,948)
Cash, cash equivalents and restricted cash at the beginning of the year	3,590,331	513,411	5,280,608	7,861,556
Cash, cash equivalents and restricted cash at the end of the year	4,377,738	626,009	3,590,331	5,280,608
iQIYI, INC
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by/(used for) operating activities	(69,191)	(9,894)	(35,985)	(370,682)
Net cash provided by investing activities	1,185,440	169,516	3,384,507	238,001
Net cash used for financing activities	(338,134)	(48,353)	(2,873,166)	(3,859,442)
Effect of exchange rate changes on cash and cash equivalents	(49,515)	(7,081)	11,028	58,157
Net increase/(decrease) in cash, cash equivalents and restricted cash	728,600	104,188	486,384	(3,933,966)
Cash, cash equivalents and restricted cash at the beginning of the year	887,386	126,895	401,002	4,334,968
Cash, cash equivalents and restricted cash at the end of the year	¥ 1,615,986	$ 231,083	¥ 887,386	¥ 401,002